Stockholders' Equity (Schedule of Option Activity Under Stock Plans) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Stock Options
Stock options issued and outstanding	983
Common stock options
Number of Stock Options
Stock options issued and outstanding	975
Granted	330
Exercised	(69)
Cancelled	(253)
Stock options issued and outstanding	983	975
Options vested and expected to vest	931
Options exercisable	405
Weighted Average Exercise Price
Weighted-average exercise price, balance outstanding	$ 18.14
Granted	16.95
Exercised	14.96
Cancelled	20.43
Weighted-average exercise price, balance outstanding	17.38	$ 18.14
Weighted-average exercise price, vested and expected to vest	17.44
Weighted-average exercise price, exercisable	$ 20.34
Weighted-average remaining contractual life (years), balance outstanding	4 years 6 months 25 days	3 years 6 months 6 days
Weighted-average remaining contractual life (years), vested and expected to Vest	4 years 5 months 23 days
Weighted-average remaining contractual life (years), exercisable	2 years 6 months 23 days
Aggregate intrinsic value, balance outstanding	$ 2,522	$ 31
Aggregate intrinsic value, vested and expected to vest	2,401
Aggregate intrinsic value, exercisable	$ 857
Weighted average fair value of options granted	$ 9.03	$ 4.46	$ 5.67
Total fair value of options vested	$ 799	$ 1,243	$ 1,602
Intrinsic value of options exercised	$ 430	$ 4	$ 546